Bank Borrowings (Long Term) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term bank borrowings	$ 3,653	$ 10,003
ICICI Bank [Member] | Loan Seven [Member]
Debt Instrument [Line Items]
Interest rate	11.99%
Terms, start date	May 01, 2012
Terms, end date	Apr. 30, 2016
Long-term bank borrowings	$ 3,653	6,212
ICICI Bank [Member] | Loan Eight [Member]
Debt Instrument [Line Items]
Interest rate	12.25%
Terms, start date	Jan. 15, 2012
Terms, end date	Nov. 15, 2014
Long-term bank borrowings		$ 3,791